UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024.

Date of Report (Date of earliest event reported): February 4, 2025

Commission File Number of securitizer: 025-06272

Central Index Key Number of securitizer: 0001944183

SAFCO Auto Depositor, LLC1

Jason Person, (800) 836-0226

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________

Central Index Key Number of underwriter (if applicable): _________

Name and telephone number, including area code, of the person to contact in connection with the filing

[1]

SAFCO Auto Depositor, LLC, is filing this Form ABS-15G in respect of all asset-backed securities outstanding in the auto loan asset class as to which it or any affiliate thereof was a securitizer during the reporting period, including Southern Auto Finance Company, LLC, SAFCO Auto Receivables Trust 2022-1 and SAFCO Auto Receivables Trust 2024-1.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), SAFCO Depositor, LLC has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SAFCO Auto Depositor, LLC
(Securitizer)

By:	/s/ Jason Person
Name: Jason Person
Title: Chief Financial Officer

Date: February 4, 2025